UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  August 31, 2012

Item 1. Schedule of Investments.

Schooner Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.54%
Beverage and Tobacco Product Manufacturing - 1.47%
PepsiCo, Inc.	16,500	1,195,095
Philip Morris International, Inc.	11,000	982,300
		2,177,395
Broadcasting (except Internet) - 0.59%
Comcast Corp.	26,000	871,780
Building Material and Garden Equipment and Supplies Dealers - 0.78%
Lowe's Companies, Inc. (b)	40,000	1,139,200
Chemical Manufacturing - 5.49%
Abbott Laboratories	16,000	1,048,640
Bristol-Myers Squibb Co.	40,000	1,320,400
Dow Chemical Co.	28,000	820,680
EI du Pont de Nemours & Co.	17,000	845,750
Eli Lilly & Co. (b)	26,000	1,167,660
Johnson & Johnson	15,000	1,011,450
Merck & Co., Inc.	22,500	968,625
Pfizer, Inc.	40,000	954,400
		8,137,605
Computer and Electronic Product Manufacturing - 11.32%
Activision Blizzard, Inc.	80,000	940,800
Agilent Technologies, Inc. (b)	31,500	1,170,540
Altera Corp. (b)	29,000	1,082,570
Broadcom Corp. (b)	30,000	1,065,900
Cisco Systems, Inc. (b)	60,000	1,144,800
Dell, Inc. (a)	60,000	635,400
Hewlett-Packard Co.	65,000	1,097,200
Intel Corp.	50,000	1,241,500
International Business Machines Corp.	5,500	1,071,675
Juniper Networks, Inc. (a)(b)	60,000	1,046,400
NetApp, Inc. (a)(b)	30,000	1,035,600
Northrop Grumman Corp.	16,000	1,070,240
QUALCOMM, Inc.	14,500	891,170
Raytheon Co.	20,000	1,130,400
St Jude Medical, Inc.	30,000	1,132,800
Texas Instruments, Inc.	35,000	1,016,400
		16,773,395
Couriers and Messengers - 0.72%
FedEx Corp.	12,200	1,069,086
Credit Intermediation and Related Activities - 5.19%
American Express Co.	17,100	996,930
Bank Of New York Mellon Corp.	44,500	1,003,030
Fifth Third Bancorp	50,000	757,000
JPMorgan Chase & Co.	25,000	928,500
PNC Financial Services Group, Inc.	17,000	1,056,720
SunTrust Banks, Inc.	37,000	931,290

Wells Fargo & Co.	28,000	952,840
Western Union Co.	60,000	1,056,600
		7,682,910
Data Processing, Hosting and Related Services - 0.61%
Automatic Data Processing, Inc.	15,500	900,240
Electrical Equipment, Appliance, and Component Manufacturing - 1.52%
Corning, Inc.	90,000	1,079,100
General Electric Co.	56,000	1,159,760
		2,238,860
Food and Beverage Stores - 0.75%
Kroger Co.	50,000	1,114,000
Food Manufacturing - 3.73%
Archer-Daniels-Midland Co.	45,000	1,203,750
Campbell Soup Co.	15,000	527,100
ConAgra Foods, Inc.	40,000	1,004,400
General Mills, Inc.	25,000	983,250
Kellogg Co.	15,000	759,750
Kraft Foods, Inc.	25,000	1,038,250
		5,516,500
Food Services and Drinking Places - 0.82%
McDonald's Corp.	13,500	1,208,115
Health and Personal Care Stores - 0.48%
Walgreen Co. (b)	20,000	715,200
Insurance Carriers and Related Activities - 4.29%
Aflac, Inc.	23,500	1,085,230
MetLife, Inc. (b)	29,500	1,006,835
Prudential Financial, Inc.	22,700	1,237,377
Travelers Companies, Inc.	11,500	744,510
UnitedHealth Group, Inc. (b)	20,000	1,086,000
WellPoint, Inc. (b)	20,000	1,197,400
		6,357,352
Leather and Allied Product Manufacturing - 0.69%
NIKE, Inc.	10,500	1,022,280
Machinery Manufacturing - 4.38%
Baker Hughes, Inc. (b)	25,500	1,162,800
Caterpillar, Inc.	13,000	1,109,290
Cummins, Inc. (b)	9,500	922,545
Dover Corp.	19,500	1,127,295
National Oilwell Varco, Inc. (b)	13,800	1,087,440
Stanley Black & Decker, Inc.	16,500	1,085,370
		6,494,740
Management of Companies and Enterprises - 1.35%
Goldman Sachs Group, Inc.	9,000	951,480
Morgan Stanley (b)	70,000	1,050,000
		2,001,480
Merchant Wholesalers, Durable Goods - 0.76%
Cameron International Corp. (a)(b)	20,700	1,132,497
Merchant Wholesalers, Nondurable Goods - 2.44%
Cardinal Health, Inc.	30,000	1,186,500
Procter & Gamble Co.	19,000	1,276,610
Sysco Corp.	38,000	1,151,400
		3,614,510

Mining (except Oil and Gas) - 1.43%
Freeport-McMoRan Copper & Gold, Inc. (b)	30,000	1,083,300
Newmont Mining Corp. (b)	20,500	1,038,940
		2,122,240
Miscellaneous Manufacturing - 2.74%
3M Co.	12,000	1,111,200
Baxter International, Inc.	15,000	880,200
Stryker Corp.	19,000	1,011,940
Zimmer Holdings, Inc.	17,000	1,050,260
		4,053,600
Miscellaneous Store Retailers - 0.52%
Staples, Inc. (b)	71,000	775,320
Motion Picture and Sound Recording Industries - 0.56%
Time Warner, Inc.	20,000	831,000
Oil and Gas Extraction - 3.67%
Apache Corp.	13,000	1,114,750
Devon Energy Corp.	17,000	983,110
Hess Corp.	21,500	1,086,395
Marathon Oil Corp.	39,000	1,084,980
Noble Energy, Inc.	13,200	1,160,280
		5,429,515
Other Information Services - 1.99%
Facebook, Inc. (a)(b)	50,000	904,000
Google, Inc. (a)	1,600	1,096,144
Yahoo!, Inc. (a)	65,000	952,250
		2,952,394
Paper Manufacturing - 0.78%
International Paper Co. (b)	33,500	1,157,760
Petroleum and Coal Products Manufacturing - 3.01%
Chevron Corp.	9,000	1,009,440
ConocoPhillips	17,000	965,430
Exxon Mobil Corp.	12,000	1,047,600
Valero Energy Corp. (b)	46,000	1,437,960
		4,460,430
Professional, Scientific, and Technical Services - 0.68%
VMware, Inc. (a)(b)	11,300	1,006,152
Publishing Industries (except Internet) - 2.32%
Adobe Sytems, Inc. (a)	35,000	1,094,450
CA, Inc.	42,500	1,106,275
Microsoft Corp.	40,000	1,232,800
		3,433,525
Rail Transportation - 1.42%
CSX Corp.	42,500	954,550
Norfolk Southern Corp.	16,000	1,159,360
		2,113,910
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.73%
Charles Schwab Corp.	80,000	1,079,200
Support Activities for Mining - 0.75%
Halliburton Co. (b)	34,000	1,113,840
Telecommunications - 3.42%
AT&T, Inc.	35,500	1,300,720
CenturyLink, Inc.	27,500	1,162,150

DISH Network Corp. (b)	37,000	1,183,630
Verizon Communications, Inc.	33,000	1,417,020
		5,063,520
Transportation Equipment Manufacturing - 4.55%
Eaton Corp.	15,000	670,800
Ford Motor Co.	100,000	934,000
General Dynamics Corp.	16,000	1,048,160
General Motors Co. (a)(b)	45,000	960,750
Johnson Controls, Inc.	44,000	1,197,240
Paccar, Inc.	27,000	1,077,570
United Technologies Corp. (a)	15,000	837,300
		6,725,820
Utilities - 4.24%
Duke Energy Corp.	15,000	971,700
Edison International	17,000	744,430
Entergy Corp.	13,000	885,040
Exelon Corp.	30,000	1,094,100
FirstEnergy Corp.	20,000	874,000
PG&E Corp.	20,000	868,200
Spectra Energy Corp.	30,000	847,800
		6,285,270
Waste Management and Remediation Services - 0.76%
Waste Management, Inc.	32,500	1,123,850
Water Transportation - 0.59%
Carnival Corp.	25,000	867,000
TOTAL COMMON STOCKS (Cost $117,406,764)		120,761,491

EXCHANGE TRADED FUNDS - 2.56%
Financial Select Sector SPDR Fund	250,000	3,790,000
TOTAL EXCHANGE TRADED FUNDS (Cost $3,586,594)		3,790,000

PREFERRED STOCKS - 0.74%
Utilities - 0.74%
PPL Corp. (a)	20,000	1,099,800
TOTAL PREFERRED STOCKS (Cost $1,060,066)		1,099,800

CONVERTIBLE PREFERRED STOCKS - 0.71%
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.71%
AES Trust III	21,000	1,050,840
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,028,128)		1,050,840

PURCHASED OPTIONS - 0.88%
SPDR S&P 500
Expiration: September, 2012, Exercise Price: $139.00	2,000	290,000
Expiration: September, 2012, Exercise Price: $140.00	750	134,250
Expiration: September, 2012, Exercise Price: $137.00	4,000	376,000
Expiration: September, 2012, Exercise Price: $138.00	4,250	497,250
TOTAL PURCHASED OPTIONS (Cost $1,844,552)		1,297,500

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 15.62%
Money Market Fund - 15.62%
AIM STIT-Treasury Portfolio	13,135,456	13,135,456
First American Treasury Obligations Fund	9,995,709	9,995,709
TOTAL SHORT-TERM INVESTMENTS (Cost $23,131,165)		23,131,165

Total Investments (Cost $148,057,269) - 102.05%		151,130,796
Liabilities in Excess of Other Assets - (2.05)%		(3,034,276)
TOTAL NET ASSETS - 100.00%		$148,096,520

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) All or a portion of this security is pledged as collateral for written options and may be subject to call options written.

Schooner Fund
Schedule of Options Written
August 31, 2012 (Unaudited)

	Contracts	Value
CALL OPTIONS
Agilent Technologies, Inc.
Expiration: September, 2012, Exercise Price: $38.00	315	18,585
Altera Corp.
Expiration: September, 2012, Exercise Price: $36.00	290	52,490
Baker Hughes, Inc.
Expiration: September, 2012, Exercise Price: $46.00	255	28,815
Broadcom Corp.
Expiration: September, 2012, Exercise Price: $35.00	300	38,400
Cameron International Corp.
Expiration: September, 2012, Exercise Price: $52.50	207	45,540
Cisco Systems, Inc.
Expiration: September, 2012, Exercise Price: $19.00	600	27,600
Cummins, Inc.
Expiration: September, 2012, Exercise Price: $100.00	95	14,535
DISH Network Corp.
Expiration: September, 2012, Exercise Price: $31.00	370	55,500
Eli Lilly & Co.
Expiration: September, 2012, Exercise Price: $44.00	260	31,200
Facebook, Inc.
Expiration: October, 2012, Exercise Price: $19.00	500	45,000
Freeport-McMoRan Copper & Gold, Inc.
Expiration: September, 2012, Exercise Price: $36.00	300	34,500
General Motors Co.
Expiration: September, 2012, Exercise Price: $20.00	450	69,750
Halliburton Co.
Expiration: September, 2012, Exercise Price: $33.00	340	28,220
International Paper Co.
Expiration: September, 2012, Exercise Price: $33.00	335	63,650

Juniper Networks, Inc.
Expiration: September, 2012, Exercise Price: $18.00	600	24,600
Lowe's Companies, Inc.
Expiration: September, 2012, Exercise Price: $27.00	400	68,400
MetLife, Inc.
Expiration: September, 2012, Exercise Price: $35.00	295	17,995
Morgan Stanley
Expiration: September, 2012, Exercise Price: $15.00	700	38,500
National Oilwell Varco, Inc.
Expiration: September, 2012, Exercise Price: $75.00	138	61,410
NetApp, Inc.
Expiration: September, 2012, Exercise Price: $32.00	300	91,500
Newmont Mining Corp.
Expiration: September, 2012, Exercise Price: $50.00	205	30,955
Staples, Inc.
Expiration: September, 2012, Exercise Price: $13.00	710	1,775
UnitedHealth Group, Inc.
Expiration: September, 2012, Exercise Price: $52.50	200	43,200
Valero Energy Corp.
Expiration: September, 2012, Exercise Price: $28.00	460	156,400
VMware, Inc.
Expiration: September, 2012, Exercise Price: $95.00	113	11,865
Walgreen Co.
Expiration: September, 2012, Exercise Price: $36.00	200	9,200
WellPoint, Inc.
Expiration: September, 2012, Exercise Price: $57.50	200	55,200
Total Options Written (Premiums received $980,719)		$1,164,785

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$148,057,269
Gross unrealized appreciation - Investments	7,860,843
Gross unrealized appreciation - Options	161,939
Gross unrealized depreciation - Investments	(4,240,264)
Gross unrealized depreciation - Options	(893,057)
Net unrealized depreciation	$2,889,461

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National
Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade. Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. On at least a weekly basis, the Advisor shall compare the prices provided by the Pricing
Service against the prices provided by another independent dealer to assure the reasonableness of the prices. If a price provided by a Pricing Service differs from the price provided by the independent dealer by 10% or more or the
Advisor otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Advisor shall price the swap using the average of two prices obtained by independent dealers. In the event the Advisor determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures. Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that August be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The fund determine the gain or loss from investment transactions using the first in – first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks1	$120,761,491	$-	$-	$120,761,491
Exchange-Traded Funds	3,790,000	-	-	3,790,000
Convertible Preferred Stocks	1,050,840	-	-	1,050,840
Preferred Stocks	1,099,800	-	-	1,099,800
Total Equity	126,702,131	-	-	126,702,131

Derivative
Purchased Options	1,297,500	-	-	1,297,500
Total Derivative	1,297,500	-	-	1,297,500

Short-Term Investments	23,131,165	-	-	23,131,165

Total Investments in Securities	$151,130,796	$-	$-	$151,130,796

Written Options	$1,164,785	$-	$-	$1,164,785

1 For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Level 1 and 2 as of August 31, 2012.

The Fund held no Level 3 securities during the period ended August 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2012 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$1,297,500	Options written, at value	$1,164,785
Total		$1,297,500		$1,164,785

The effect of derivative instruments on income for the period June 1, 2012 through August 31, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(4,862,105)	$(1,008,776)	$(5,870,881)
Total		$(4,862,105)	$(1,008,776)	$(5,870,881)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$(800,324)	$(455,921)	$(1,256,245)
Total		$(800,324)	$(455,921)	$(1,256,245)

Schooner Global Absolute Return Fund
Schedule of Investments
August 31, 2012 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 87.54%
iShares Barclays MBS Bond Fund	21,914	2,389,283
iShares iBoxx Investment Grade Corporate Bond Fund	19,882	2,402,342
iShares Russell 2000 Growth Index Fund	604	56,166
SPDR Barclays Capital International Treasury Bond ETF	65,704	3,971,807
Vanguard Total Bond Market ETF	36,162	3,080,279
TOTAL EXCHANGE TRADED FUNDS (Cost $11,718,212)		11,899,877

Total Investments (Cost $11,718,212) - 87.54%		11,899,877
Other Assets in Excess of Liabilities - 12.46%		1,694,447
TOTAL NET ASSETS - 100.00%		$13,594,324

Percentages are stated as a percent of net assets.

Schedule of Securities Sold Short
August 31, 2012 (Unaudited)

	Shares	Value
iShares Russell 2000 Value Index Fund	782	56,234
Total Securities Sold Short (Proceeds $56,190)		$56,234

Schooner Global Absolute Return Fund
Schedule of Open Futures Contracts
August 31, 2012 (Unaudited)

		Number		Unrealized
	Notional	of Contracts	Settlement	Appreciation/
Description	Value	Sold	Month	(Depreciation)
British Pound Currency	595,575	6	September-12	(10,034)
Canadian Dollar Currency	202,880	2	September-12	(8,399)
CBOE Volatility Index	42,400	2	October-12	742
CBOE Volatility Index	151,600	8	September-12	3,656
Euro Dollar Currency	2,988,225	19	September-12	(16,450)
Swiss Franc Currency	2,358,000	18	September-12	(12,068)
Japanese Yen Currency	3,351,338	21	September-12	(47,515)
Mini MSCI EAFE	587,400	8	September-12	(22,490)
Russell 1000 Value	620,190	9	September-12	1,158
Russell 2000 Mini	1,054,430	13	September-12	(23,044)
Total Futures Contracts Sold				$(134,444)

		Number		Unrealized
	Notional	of Contracts	Settlement	Appreciation/
Description	Value	Purchased	Month	(Depreciation)
Australian Dollar Currency	2,062,200	20	September-12	25,245
Mini MSCI Emerging Markets Index	663,110	14	September-12	11,428
New Zealand Dollar Currency	2,247,000	28	September-12	17,101
Norwegian Krone Currency	2,414,020	7	September-12	91,146

Russell 1000 Growth	65,710	10	September-12	(2,525)
US 10 Year Note	668,594	5	December-12	4,545
S&P 500 Emini	3,864,025	55	September-12	48,060
US 5 Year Note	1,246,641	10	December-12	4,956
US Long Bond	454,219	3	December-12	4,208
CBOE Volatility Index	119,000	5	December-12	(1,662)
CBOE Volatility Index	159,900	6	February-13	(2,289)
CBOE Volatility Index	153,600	6	January-13	(2,056)
CBOE Volatility Index	27,650	1	March-13	(179)
Total Futures Contracts Purchased				$197,978

The cost basis of investments for federal income tax purposes at August 31, 2012 was as follows*:

Cost of investments	$11,718,212
Gross unrealized appreciation - Investments	181,767
Gross unrealized appreciation - Futures	212,245
Gross unrealized depreciation - Investments	(102)
Gross unrealized depreciation - Short Positions	(44)
Gross unrealized depreciation - Futures	(148,711)
Net unrealized depreciation	$245,155

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.
Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the fund are accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and
U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National
Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange of board of trade. Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. On at least a weekly basis, the Advisor shall compare the prices provided by the Pricing
Service against the prices provided by another independent dealer to assure the reasonableness of the prices. If a price provided by a Pricing Service differs from the price provided by the independent dealer by 10% or more or the
Advisor otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Advisor shall price the swap using the average of two prices obtained by independent dealers. In the event the Advisor determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures. Redeemable securities issued by open-end, registered investment companies, including money market fund, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that August be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other
Investment transactions are recorded on the trade date. The fund determine the gain or loss from investment transactions using the first in – first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense is recognized on the ex-dividend date and interest income and expense is recognized on an accrual basis.

Summary of Fair Value Exposure at August 31, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Exchange-Traded Funds	$11,899,877	$-	$-	$11,899,877
Total Equity	11,899,877	-	-	11,899,877

Total Investments in Securities	$11,899,877	$-	$-	$11,899,877

Other Financial Instruments*	$63,534	$-	$-	$63,534

* Other financial instruments are futures contracts not reflected in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of August 31, 2012.

The Fund held no Level 3 securities during the period ended August 31, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended August 31, 2012 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2012 was as follows:

Derivatives
not accounted
for as hedging	Asset		Liability
instruments	Derivative	Value	Derivative	Value
Equity Contracts - Futures	Net assets - Unrealized appreciation	$65,044	Net assets - Unrealized depreciation	$(54,244)
Foreign Exchange Contracts - Futures	Net assets - Unrealized appreciation	133,492	Net assets - Unrealized depreciation	(94,467)
Interest Rate Contracts - Futures	Net assets - Unrealized appreciation	13,709	Net assets - Unrealized depreciation	-
Total		$212,245		$(148,711)

The effect of derivative instruments on income for the period June 1, 2012 through August 31, 2012 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Futures	Total
Equity Contracts	$(386,298)	$(386,298)
Foreign Exchange Contracts	107,008	107,008
Interest Rate Contracts	5,070	5,070
Total	$(274,220)	$(274,220)

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for
as hedging instruments	Futures	Total
Equity Contracts	$52,029	$52,029
Foreign Exchange Contracts	26,421	26,421
Interest Rate Contracts	(5,499)	(5,499)
Total	$72,951	$72,951

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)       /s/ Joseph Neuberger
                                               Joseph Neuberger, President

Date     October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Joseph Neuberger
                                                 Joseph Neuberger, President

Date     October 23, 2012

By (Signature and Title)*   /s/ John Buckel
  John Buckel, Treasurer

Date     October 23, 2012

* Print the name and title of each signing officer under his or her signature.